Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues
Consolidated		$ 14,249	$ 14,577	$ 42,531	$ 39,070
Expenses
Purchased Product	[1]	10,045	8,784	28,802	25,636
Operating		1,736	1,553	5,214	4,789
(Gain) Loss on Risk Management		(20)	72	42	89
Depreciation, Depletion and Amortization	[1]	1,262	1,199	3,702	3,384
(Income) Loss From Equity-Accounted Affiliates		(11)	(11)	(48)	(23)
General and Administrative		172	292	593	617
Finance costs	[1]	118	73	394	393
Integration, Transaction and Other Costs		41	12	113	49
Foreign Exchange (Gain) Loss, Net		(73)	133	81	7
Gains (losses) on divestiture of assets	[1]	(17)	0	(121)	22
Re-measurement of Contingent Payments		0	67	30	83
Other (Income) Loss, Net		(28)	(22)	(158)	(42)
Earnings (Loss) Before Income Tax		1,024	2,425	3,887	4,066
Income Tax Expense (Recovery)		204	561	891	700
Net Earnings (Loss)		820	1,864	2,996	3,366
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		(7)	19	11	15
Change in the fair value of equity instruments at FVOCI	[2]	(1)	1	123	0
Foreign Currency Translation Adjustment		(174)	253	219	(31)
Total Other Comprehensive Income (Loss), Net of Tax		(182)	273	353	(16)
Comprehensive Income (Loss)		$ 638	$ 2,137	$ 3,349	$ 3,350
Net Earnings (Loss) Per Common Share ($)
Net earnings (loss) per share — basic (CAD per share)		$ 0.44	$ 0.98	$ 1.60	$ 1.76
Net earnings (loss) per share — diluted (CAD per share)		$ 0.42	$ 0.97	$ 1.59	$ 1.72

[1]	Revised presentation as of January 1, 2024. See Note 3.
[2]	Fair value through other comprehensive income (loss) (“FVOCI”).